Summary of Significant Accounting Policies - Common Shares Excluded from Calculation of Net Loss Per Common Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	775,210,022
Options to purchase RXi common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	63,847,938
Common stock underlying Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	711,223,622
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	138,462